Benefit Plans 3 (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
American Electric Power System Retirement Savings Plans
Cost of Company Matching Contributions	$ 74.6	$ 72.9	$ 73.6
Benefit Plans Textuals [Abstract]
Matching Contributions Provided Percentage	100.00%
Eligible Compensation Contribution by Employee Percentage	1.00%
Second Matching Contributions Provided Percentage	70.00%
Second Eligible Compensation Contribution by Employee Percentage	5.00%
Multiemployer Plan Surcharge		10.00%	5.00%
Multiemployer Plans Withdrawal Obligation	$ 19.0	$ 39.0
Noncurrent Regulatory Assets	3,587.6	5,625.5
UMWA Withdrawal Obligation [Member]
Benefit Plans Textuals [Abstract]
Noncurrent Regulatory Assets	1.0	20.0
AEP Texas Inc. [Member]
American Electric Power System Retirement Savings Plans
Cost of Company Matching Contributions	$ 6.0	5.2	$ 5.0
Benefit Plans Textuals [Abstract]
Matching Contributions Provided Percentage	100.00%
Eligible Compensation Contribution by Employee Percentage	1.00%
Second Matching Contributions Provided Percentage	70.00%
Second Eligible Compensation Contribution by Employee Percentage	5.00%
Noncurrent Regulatory Assets	$ 378.7	347.2
Appalachian Power Co [Member]
American Electric Power System Retirement Savings Plans
Cost of Company Matching Contributions	$ 7.4	7.3	7.2
Benefit Plans Textuals [Abstract]
Matching Contributions Provided Percentage	100.00%
Eligible Compensation Contribution by Employee Percentage	1.00%
Second Matching Contributions Provided Percentage	70.00%
Second Eligible Compensation Contribution by Employee Percentage	5.00%
Noncurrent Regulatory Assets	$ 573.9	1,121.1
Indiana Michigan Power Co [Member]
American Electric Power System Retirement Savings Plans
Cost of Company Matching Contributions	$ 10.7	10.9	10.6
Benefit Plans Textuals [Abstract]
Matching Contributions Provided Percentage	100.00%
Eligible Compensation Contribution by Employee Percentage	1.00%
Second Matching Contributions Provided Percentage	70.00%
Second Eligible Compensation Contribution by Employee Percentage	5.00%
Noncurrent Regulatory Assets	$ 579.4	916.6
Ohio Power Co [Member]
American Electric Power System Retirement Savings Plans
Cost of Company Matching Contributions	$ 6.1	5.6	5.4
Benefit Plans Textuals [Abstract]
Matching Contributions Provided Percentage	100.00%
Eligible Compensation Contribution by Employee Percentage	1.00%
Second Matching Contributions Provided Percentage	70.00%
Second Eligible Compensation Contribution by Employee Percentage	5.00%
Noncurrent Regulatory Assets	$ 652.8	1,107.5
Public Service Co Of Oklahoma [Member]
American Electric Power System Retirement Savings Plans
Cost of Company Matching Contributions	$ 5.0	4.3	4.2
Benefit Plans Textuals [Abstract]
Matching Contributions Provided Percentage	100.00%
Eligible Compensation Contribution by Employee Percentage	1.00%
Second Matching Contributions Provided Percentage	70.00%
Second Eligible Compensation Contribution by Employee Percentage	5.00%
Noncurrent Regulatory Assets	$ 368.1	340.2
Southwestern Electric Power Co [Member]
American Electric Power System Retirement Savings Plans
Cost of Company Matching Contributions	$ 6.0	5.7	5.7
Benefit Plans Textuals [Abstract]
Matching Contributions Provided Percentage	100.00%
Eligible Compensation Contribution by Employee Percentage	1.00%
Second Matching Contributions Provided Percentage	70.00%
Second Eligible Compensation Contribution by Employee Percentage	5.00%
Noncurrent Regulatory Assets	$ 220.6	551.2
Pension Plans [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	5,025.2	4,915.8
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	5,215.8	5,085.8	4,992.9
Accumulated Benefit Obligation	5,025.2	4,915.8
Fair Value of Plan Assets	5,174.1	4,827.3	4,767.6
Underfunded Status, Accumulated Benefit Obligation		(88.5)
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2018	100.7
Components of Net Periodic Benefit Cost
Service Cost	96.5	85.8	93.5
Interest Cost	203.1	211.6	205.3
Expected Return on Plan Assets	(284.8)	(280.3)	(274.8)
Amortization of Prior Service Cost (Credit)	1.0	2.3	2.2
Amortization of Net Actuarial Loss	82.8	83.8	107.1
Net Periodic Benefit Cost (Credit)	98.6	103.2	133.3
Capitalized Portion	(39.9)	(37.8)	(48.4)
Net Periodic Benefit Cost (Credit) Recognized in Expense	58.7	65.4	84.9
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Net Actuarial Loss	85.5
Total Estimated 2018 Amortization	85.5
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2018	85.5
Pension Plans [Member] | Pension Payments [Member]
Estimated Future Benefit Payments and Contributions
2018	333.2
2019	340.1
2020	345.0
2021	356.2
2022	356.8
Years 2023 to 2027, in Total	1,795.4
Pension Plans [Member] | AEP Texas Inc. [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	425.2	408.5
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	441.3	421.7	420.3
Accumulated Benefit Obligation	425.2	408.5
Fair Value of Plan Assets	455.9	416.6	415.4
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2018	3.6
Components of Net Periodic Benefit Cost
Service Cost	8.6	7.5	7.6
Interest Cost	17.1	17.8	17.2
Expected Return on Plan Assets	(25.0)	(24.5)	(24.1)
Amortization of Prior Service Cost (Credit)	0.0	0.4	0.3
Amortization of Net Actuarial Loss	7.0	7.1	9.0
Net Periodic Benefit Cost (Credit)	7.7	8.3	10.0
Capitalized Portion	(4.0)	(3.6)	(4.7)
Net Periodic Benefit Cost (Credit) Recognized in Expense	3.7	4.7	5.3
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Net Actuarial Loss	7.2
Total Estimated 2018 Amortization	7.2
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2018	7.2
Pension Plans [Member] | AEP Texas Inc. [Member] | Pension Payments [Member]
Estimated Future Benefit Payments and Contributions
2018	31.0
2019	31.0
2020	33.7
2021	34.7
2022	33.5
Years 2023 to 2027, in Total	165.6
Pension Plans [Member] | Appalachian Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	648.2	641.3
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	665.0	654.0	653.4
Accumulated Benefit Obligation	648.2	641.3
Fair Value of Plan Assets	651.7	606.4	603.2
Underfunded Status, Accumulated Benefit Obligation		(34.9)
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2018	9.6
Components of Net Periodic Benefit Cost
Service Cost	9.4	8.1	8.7
Interest Cost	25.7	27.2	26.7
Expected Return on Plan Assets	(35.8)	(35.3)	(35.0)
Amortization of Prior Service Cost (Credit)	0.2	0.1	0.2
Amortization of Net Actuarial Loss	10.4	10.8	13.9
Net Periodic Benefit Cost (Credit)	9.9	10.9	14.5
Capitalized Portion	(4.0)	(4.1)	(5.5)
Net Periodic Benefit Cost (Credit) Recognized in Expense	5.9	6.8	9.0
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Net Actuarial Loss	10.8
Total Estimated 2018 Amortization	10.8
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2018	10.8
Pension Plans [Member] | Appalachian Power Co [Member] | Pension Payments [Member]
Estimated Future Benefit Payments and Contributions
2018	42.9
2019	43.9
2020	43.5
2021	44.4
2022	44.6
Years 2023 to 2027, in Total	221.3
Pension Plans [Member] | Indiana Michigan Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	592.8	588.8
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	624.3	611.6	591.5
Accumulated Benefit Obligation	592.8	588.8
Fair Value of Plan Assets	636.7	586.1	570.0
Underfunded Status, Accumulated Benefit Obligation		(2.7)
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2018	1.6
Components of Net Periodic Benefit Cost
Service Cost	14.0	12.2	12.9
Interest Cost	24.3	25.3	24.5
Expected Return on Plan Assets	(34.6)	(33.6)	(32.6)
Amortization of Prior Service Cost (Credit)	0.2	0.1	0.2
Amortization of Net Actuarial Loss	9.7	10.0	12.6
Net Periodic Benefit Cost (Credit)	13.6	14.0	17.6
Capitalized Portion	(5.5)	(3.3)	(4.0)
Net Periodic Benefit Cost (Credit) Recognized in Expense	8.1	10.7	13.6
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Net Actuarial Loss	10.1
Total Estimated 2018 Amortization	10.1
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2018	10.1
Pension Plans [Member] | Indiana Michigan Power Co [Member] | Pension Payments [Member]
Estimated Future Benefit Payments and Contributions
2018	35.1
2019	37.2
2020	37.6
2021	38.7
2022	40.4
Years 2023 to 2027, in Total	210.8
Pension Plans [Member] | Ohio Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	483.5	478.0
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	501.1	492.9	497.5
Accumulated Benefit Obligation	483.5	478.0
Fair Value of Plan Assets	509.1	473.8	472.1
Underfunded Status, Accumulated Benefit Obligation		(4.2)
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2018	1.2
Components of Net Periodic Benefit Cost
Service Cost	7.5	6.5	6.7
Interest Cost	19.4	20.6	20.3
Expected Return on Plan Assets	(27.9)	(27.6)	(27.5)
Amortization of Prior Service Cost (Credit)	0.1	0.1	0.2
Amortization of Net Actuarial Loss	7.8	8.1	10.5
Net Periodic Benefit Cost (Credit)	6.9	7.7	10.2
Capitalized Portion	(3.3)	(3.4)	(4.8)
Net Periodic Benefit Cost (Credit) Recognized in Expense	3.6	4.3	5.4
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Net Actuarial Loss	8.1
Total Estimated 2018 Amortization	8.1
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2018	8.1
Pension Plans [Member] | Ohio Power Co [Member] | Pension Payments [Member]
Estimated Future Benefit Payments and Contributions
2018	35.1
2019	35.0
2020	35.1
2021	34.3
2022	35.0
Years 2023 to 2027, in Total	165.6
Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	259.6	254.2
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	276.6	266.7	265.4
Accumulated Benefit Obligation	259.6	254.2
Fair Value of Plan Assets	287.8	266.0	262.1
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2018	0.2
Components of Net Periodic Benefit Cost
Service Cost	6.4	6.2	6.4
Interest Cost	10.7	11.2	10.9
Expected Return on Plan Assets	(15.6)	(15.5)	(15.1)
Amortization of Prior Service Cost (Credit)	0.0	0.3	0.2
Amortization of Net Actuarial Loss	4.3	4.4	5.7
Net Periodic Benefit Cost (Credit)	5.8	6.6	8.1
Capitalized Portion	(2.1)	(2.4)	(2.8)
Net Periodic Benefit Cost (Credit) Recognized in Expense	3.7	4.2	5.3
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Net Actuarial Loss	4.5
Total Estimated 2018 Amortization	4.5
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2018	4.5
Pension Plans [Member] | Public Service Co Of Oklahoma [Member] | Pension Payments [Member]
Estimated Future Benefit Payments and Contributions
2018	18.6
2019	19.5
2020	19.8
2021	21.7
2022	21.1
Years 2023 to 2027, in Total	104.3
Pension Plans [Member] | Southwestern Electric Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	291.6	281.5
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	314.6	296.6	282.8
Accumulated Benefit Obligation	291.6	281.5
Fair Value of Plan Assets	311.7	287.3	280.6
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2018	2.8
Components of Net Periodic Benefit Cost
Service Cost	8.7	8.1	8.3
Interest Cost	12.3	12.4	11.8
Expected Return on Plan Assets	(17.0)	(16.4)	(16.0)
Amortization of Prior Service Cost (Credit)	0.1	0.3	0.3
Amortization of Net Actuarial Loss	4.9	4.8	6.0
Net Periodic Benefit Cost (Credit)	9.0	9.2	10.4
Capitalized Portion	(2.7)	(2.7)	(3.2)
Net Periodic Benefit Cost (Credit) Recognized in Expense	6.3	6.5	7.2
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Net Actuarial Loss	5.1
Total Estimated 2018 Amortization	5.1
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2018	5.1
Pension Plans [Member] | Southwestern Electric Power Co [Member] | Pension Payments [Member]
Estimated Future Benefit Payments and Contributions
2018	20.8
2019	21.6
2020	21.8
2021	23.2
2022	23.3
Years 2023 to 2027, in Total	121.5
Qualified Pension Plans [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	4,951.3	4,846.0
Underfunded Accumulated Benefit Obligation
Accumulated Benefit Obligation	4,951.3	4,846.0
Qualified Pension Plans [Member] | AEP Texas Inc. [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	421.4	404.7
Underfunded Accumulated Benefit Obligation
Accumulated Benefit Obligation	421.4	404.7
Qualified Pension Plans [Member] | Appalachian Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	648.0	641.0
Underfunded Accumulated Benefit Obligation
Accumulated Benefit Obligation	648.0	641.0
Qualified Pension Plans [Member] | Indiana Michigan Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	592.4	588.5
Underfunded Accumulated Benefit Obligation
Accumulated Benefit Obligation	592.4	588.5
Qualified Pension Plans [Member] | Ohio Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	483.4	478.0
Underfunded Accumulated Benefit Obligation
Accumulated Benefit Obligation	483.4	478.0
Qualified Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	256.9	252.0
Underfunded Accumulated Benefit Obligation
Accumulated Benefit Obligation	256.9	252.0
Qualified Pension Plans [Member] | Southwestern Electric Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	289.4	279.8
Underfunded Accumulated Benefit Obligation
Accumulated Benefit Obligation	289.4	279.8
Nonqualified Pension Plans [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	73.9	69.8
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	78.0
Accumulated Benefit Obligation	73.9	69.8
Fair Value of Plan Assets	0.0
Underfunded Status, Accumulated Benefit Obligation	(73.9)
Nonqualified Pension Plans [Member] | AEP Texas Inc. [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	3.8	3.8
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	4.0	3.8
Accumulated Benefit Obligation	3.8	3.8
Fair Value of Plan Assets	0.0	0.0
Underfunded Status, Accumulated Benefit Obligation	(3.8)	(3.8)
Nonqualified Pension Plans [Member] | Appalachian Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	0.2	0.3
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	0.4
Accumulated Benefit Obligation	0.2	0.3
Fair Value of Plan Assets	0.0
Underfunded Status, Accumulated Benefit Obligation	(0.2)
Nonqualified Pension Plans [Member] | Indiana Michigan Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	0.4	0.3
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	1.0
Accumulated Benefit Obligation	0.4	0.3
Fair Value of Plan Assets	0.0
Underfunded Status, Accumulated Benefit Obligation	(0.4)
Nonqualified Pension Plans [Member] | Ohio Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	0.1	0.0
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	0.4
Accumulated Benefit Obligation	0.1	0.0
Fair Value of Plan Assets	0.0
Underfunded Status, Accumulated Benefit Obligation	(0.1)
Nonqualified Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	2.7	2.2
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	2.7	2.3
Accumulated Benefit Obligation	2.7	2.2
Fair Value of Plan Assets	0.0	0.0
Underfunded Status, Accumulated Benefit Obligation	(2.7)	(2.2)
Nonqualified Pension Plans [Member] | Southwestern Electric Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	2.2	1.7
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	2.2	1.7
Accumulated Benefit Obligation	2.2	1.7
Fair Value of Plan Assets	0.0	0.0
Underfunded Status, Accumulated Benefit Obligation	(2.2)	(1.7)
Other Postretirement Benefit Plans [Member]
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	1,332.0	1,447.4	1,450.6
Fair Value of Plan Assets	1,732.5	1,545.9	1,577.4
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2018	4.2
Components of Net Periodic Benefit Cost
Service Cost	11.2	10.2	12.2
Interest Cost	59.3	60.9	56.8
Expected Return on Plan Assets	(101.3)	(107.0)	(111.0)
Amortization of Prior Service Cost (Credit)	(69.1)	(69.0)	(69.1)
Amortization of Net Actuarial Loss	36.7	31.4	18.8
Net Periodic Benefit Cost (Credit)	(63.2)	(73.5)	(92.3)
Capitalized Portion	25.6	26.9	33.5
Net Periodic Benefit Cost (Credit) Recognized in Expense	(37.6)	(46.6)	(58.8)
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Net Actuarial Loss	9.8
Prior Service Cost (Credit)	(69.1)
Total Estimated 2018 Amortization	(59.3)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2018	(59.3)
Other Postretirement Benefit Plans [Member] | Benefit Payments [Member]
Estimated Future Benefit Payments and Contributions
2018	122.8
2019	123.1
2020	124.0
2021	124.6
2022	124.6
Years 2023 to 2027, in Total	616.4
Other Postretirement Benefit Plans [Member] | Medicare Subsidy Receipts [Member]
Estimated Future Benefit Payments and Contributions
2018	0.3
2019	0.3
2020	0.3
2021	0.3
2022	0.3
Years 2023 to 2027, in Total	1.7
Other Postretirement Benefit Plans [Member] | AEP Texas Inc. [Member]
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	107.1	120.4	122.0
Fair Value of Plan Assets	147.3	134.1	138.6
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2018	0.0
Components of Net Periodic Benefit Cost
Service Cost	0.9	0.7	0.8
Interest Cost	4.9	5.1	4.8
Expected Return on Plan Assets	(8.8)	(9.3)	(9.9)
Amortization of Prior Service Cost (Credit)	(5.8)	(6.0)	(5.9)
Amortization of Net Actuarial Loss	3.2	2.8	1.5
Net Periodic Benefit Cost (Credit)	(5.6)	(6.7)	(8.7)
Capitalized Portion	2.9	3.4	4.1
Net Periodic Benefit Cost (Credit) Recognized in Expense	(2.7)	(3.3)	(4.6)
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Net Actuarial Loss	0.7
Prior Service Cost (Credit)	(5.8)
Total Estimated 2018 Amortization	(5.1)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2018	(5.1)
Other Postretirement Benefit Plans [Member] | AEP Texas Inc. [Member] | Benefit Payments [Member]
Estimated Future Benefit Payments and Contributions
2018	10.2
2019	10.4
2020	10.5
2021	10.7
2022	10.8
Years 2023 to 2027, in Total	53.7
Other Postretirement Benefit Plans [Member] | AEP Texas Inc. [Member] | Medicare Subsidy Receipts [Member]
Estimated Future Benefit Payments and Contributions
2018	0.0
2019	0.0
2020	0.0
2021	0.0
2022	0.0
Years 2023 to 2027, in Total	0.0
Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	236.5	255.6	262.2
Fair Value of Plan Assets	273.4	246.9	256.7
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2018	2.5
Components of Net Periodic Benefit Cost
Service Cost	1.1	1.0	1.1
Interest Cost	10.6	10.8	10.3
Expected Return on Plan Assets	(16.5)	(17.3)	(18.1)
Amortization of Prior Service Cost (Credit)	(10.1)	(10.1)	(10.0)
Amortization of Net Actuarial Loss	6.3	5.4	3.6
Net Periodic Benefit Cost (Credit)	(8.6)	(10.2)	(13.1)
Capitalized Portion	3.5	3.9	5.0
Net Periodic Benefit Cost (Credit) Recognized in Expense	(5.1)	(6.3)	(8.1)
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Net Actuarial Loss	1.9
Prior Service Cost (Credit)	(10.1)
Total Estimated 2018 Amortization	(8.2)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2018	(8.2)
Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member] | Benefit Payments [Member]
Estimated Future Benefit Payments and Contributions
2018	23.3
2019	22.8
2020	22.8
2021	22.6
2022	22.3
Years 2023 to 2027, in Total	106.2
Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member] | Medicare Subsidy Receipts [Member]
Estimated Future Benefit Payments and Contributions
2018	0.2
2019	0.2
2020	0.2
2021	0.2
2022	0.2
Years 2023 to 2027, in Total	0.9
Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	153.5	167.6	166.3
Fair Value of Plan Assets	211.1	186.6	189.0
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2018	0.0
Components of Net Periodic Benefit Cost
Service Cost	1.6	1.5	1.6
Interest Cost	6.9	7.0	6.4
Expected Return on Plan Assets	(12.2)	(12.9)	(13.2)
Amortization of Prior Service Cost (Credit)	(9.4)	(9.4)	(9.4)
Amortization of Net Actuarial Loss	4.4	3.7	2.0
Net Periodic Benefit Cost (Credit)	(8.7)	(10.1)	(12.6)
Capitalized Portion	3.5	2.4	2.9
Net Periodic Benefit Cost (Credit) Recognized in Expense	(5.2)	(7.7)	(9.7)
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Net Actuarial Loss	1.0
Prior Service Cost (Credit)	(9.4)
Total Estimated 2018 Amortization	(8.4)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2018	(8.4)
Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member] | Benefit Payments [Member]
Estimated Future Benefit Payments and Contributions
2018	14.9
2019	14.9
2020	15.0
2021	15.2
2022	15.2
Years 2023 to 2027, in Total	74.8
Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member] | Medicare Subsidy Receipts [Member]
Estimated Future Benefit Payments and Contributions
2018	0.0
2019	0.0
2020	0.0
2021	0.0
2022	0.0
Years 2023 to 2027, in Total	0.0
Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	144.3	164.0	168.6
Fair Value of Plan Assets	198.5	182.6	191.6
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2018	0.0
Components of Net Periodic Benefit Cost
Service Cost	0.9	0.8	0.9
Interest Cost	6.7	7.0	6.4
Expected Return on Plan Assets	(11.9)	(13.0)	(13.4)
Amortization of Prior Service Cost (Credit)	(6.9)	(6.9)	(7.0)
Amortization of Net Actuarial Loss	4.3	3.8	2.1
Net Periodic Benefit Cost (Credit)	(6.9)	(8.3)	(11.0)
Capitalized Portion	3.3	3.7	5.2
Net Periodic Benefit Cost (Credit) Recognized in Expense	(3.6)	(4.6)	(5.8)
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Net Actuarial Loss	1.0
Prior Service Cost (Credit)	(6.9)
Total Estimated 2018 Amortization	(5.9)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2018	(5.9)
Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member] | Benefit Payments [Member]
Estimated Future Benefit Payments and Contributions
2018	14.6
2019	14.7
2020	14.6
2021	14.5
2022	14.5
Years 2023 to 2027, in Total	69.6
Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member] | Medicare Subsidy Receipts [Member]
Estimated Future Benefit Payments and Contributions
2018	0.0
2019	0.0
2020	0.0
2021	0.0
2022	0.0
Years 2023 to 2027, in Total	0.0
Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	69.4	77.6	77.7
Fair Value of Plan Assets	95.5	86.4	88.3
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2018	0.0
Components of Net Periodic Benefit Cost
Service Cost	0.7	0.6	0.7
Interest Cost	3.2	3.3	3.0
Expected Return on Plan Assets	(5.6)	(6.1)	(6.3)
Amortization of Prior Service Cost (Credit)	(4.3)	(4.3)	(4.3)
Amortization of Net Actuarial Loss	2.0	1.8	1.0
Net Periodic Benefit Cost (Credit)	(4.0)	(4.7)	(5.9)
Capitalized Portion	1.4	1.7	2.0
Net Periodic Benefit Cost (Credit) Recognized in Expense	(2.6)	(3.0)	(3.9)
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Net Actuarial Loss	0.5
Prior Service Cost (Credit)	(4.3)
Total Estimated 2018 Amortization	(3.8)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2018	(3.8)
Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member] | Benefit Payments [Member]
Estimated Future Benefit Payments and Contributions
2018	6.5
2019	6.6
2020	6.8
2021	6.8
2022	6.8
Years 2023 to 2027, in Total	34.7
Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member] | Medicare Subsidy Receipts [Member]
Estimated Future Benefit Payments and Contributions
2018	0.0
2019	0.0
2020	0.0
2021	0.0
2022	0.0
Years 2023 to 2027, in Total	0.0
Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	80.3	86.9	86.1
Fair Value of Plan Assets	110.4	96.8	97.8
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2018	0.0
Components of Net Periodic Benefit Cost
Service Cost	0.9	0.8	0.8
Interest Cost	3.6	3.6	3.4
Expected Return on Plan Assets	(6.3)	(6.8)	(6.9)
Amortization of Prior Service Cost (Credit)	(5.2)	(5.0)	(5.2)
Amortization of Net Actuarial Loss	2.3	1.9	1.1
Net Periodic Benefit Cost (Credit)	(4.7)	(5.5)	(6.8)
Capitalized Portion	1.4	1.6	2.1
Net Periodic Benefit Cost (Credit) Recognized in Expense	(3.3)	$ (3.9)	$ (4.7)
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Net Actuarial Loss	0.6
Prior Service Cost (Credit)	(5.2)
Total Estimated 2018 Amortization	(4.6)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2018	(4.6)
Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member] | Benefit Payments [Member]
Estimated Future Benefit Payments and Contributions
2018	7.1
2019	7.1
2020	7.4
2021	7.6
2022	7.7
Years 2023 to 2027, in Total	40.4
Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member] | Medicare Subsidy Receipts [Member]
Estimated Future Benefit Payments and Contributions
2018	0.0
2019	0.0
2020	0.0
2021	0.0
2022	0.0
Years 2023 to 2027, in Total	0.0
Regulatory Assets [Member] | Pension Plans [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2018 Amortization	75.9
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2018	75.9
Regulatory Assets [Member] | Pension Plans [Member] | AEP Texas Inc. [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2018 Amortization	6.8
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2018	6.8
Regulatory Assets [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2018 Amortization	10.8
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2018	10.8
Regulatory Assets [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2018 Amortization	9.5
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2018	9.5
Regulatory Assets [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2018 Amortization	8.1
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2018	8.1
Regulatory Assets [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2018 Amortization	4.5
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2018	4.5
Regulatory Assets [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2018 Amortization	5.1
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2018	5.1
Regulatory Assets [Member] | Other Postretirement Benefit Plans [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2018 Amortization	(42.9)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2018	(42.9)
Regulatory Assets [Member] | Other Postretirement Benefit Plans [Member] | AEP Texas Inc. [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2018 Amortization	(5.1)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2018	(5.1)
Regulatory Assets [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2018 Amortization	(4.2)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2018	(4.2)
Regulatory Assets [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2018 Amortization	(7.6)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2018	(7.6)
Regulatory Assets [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2018 Amortization	(5.9)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2018	(5.9)
Regulatory Assets [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2018 Amortization	(3.8)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2018	(3.8)
Regulatory Assets [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2018 Amortization	(2.8)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2018	(2.8)
Deferred Income Taxes [Member] | Pension Plans [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2018 Amortization	2.0
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2018	2.0
Deferred Income Taxes [Member] | Pension Plans [Member] | AEP Texas Inc. [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2018 Amortization	0.1
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2018	0.1
Deferred Income Taxes [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2018 Amortization	0.0
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2018	0.0
Deferred Income Taxes [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2018 Amortization	0.1
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2018	0.1
Deferred Income Taxes [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2018 Amortization	0.0
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2018	0.0
Deferred Income Taxes [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2018 Amortization	0.0
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2018	0.0
Deferred Income Taxes [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2018 Amortization	0.0
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2018	0.0
Deferred Income Taxes [Member] | Other Postretirement Benefit Plans [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2018 Amortization	(3.5)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2018	(3.5)
Deferred Income Taxes [Member] | Other Postretirement Benefit Plans [Member] | AEP Texas Inc. [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2018 Amortization	0.0
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2018	0.0
Deferred Income Taxes [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2018 Amortization	(0.8)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2018	(0.8)
Deferred Income Taxes [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2018 Amortization	(0.2)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2018	(0.2)
Deferred Income Taxes [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2018 Amortization	0.0
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2018	0.0
Deferred Income Taxes [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2018 Amortization	0.0
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2018	0.0
Deferred Income Taxes [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2018 Amortization	(0.4)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2018	(0.4)
Net of Tax AOCI [Member] | Pension Plans [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2018 Amortization	7.6
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2018	7.6
Net of Tax AOCI [Member] | Pension Plans [Member] | AEP Texas Inc. [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2018 Amortization	0.3
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2018	0.3
Net of Tax AOCI [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2018 Amortization	0.0
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2018	0.0
Net of Tax AOCI [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2018 Amortization	0.5
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2018	0.5
Net of Tax AOCI [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2018 Amortization	0.0
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2018	0.0
Net of Tax AOCI [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2018 Amortization	0.0
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2018	0.0
Net of Tax AOCI [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2018 Amortization	0.0
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2018	0.0
Net of Tax AOCI [Member] | Other Postretirement Benefit Plans [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2018 Amortization	(12.9)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2018	(12.9)
Net of Tax AOCI [Member] | Other Postretirement Benefit Plans [Member] | AEP Texas Inc. [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2018 Amortization	0.0
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2018	0.0
Net of Tax AOCI [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2018 Amortization	(3.2)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2018	(3.2)
Net of Tax AOCI [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2018 Amortization	(0.6)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2018	(0.6)
Net of Tax AOCI [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2018 Amortization	0.0
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2018	0.0
Net of Tax AOCI [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2018 Amortization	0.0
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2018	0.0
Net of Tax AOCI [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2018 Amortization	(1.4)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2018	$ (1.4)